Financial Risk Management (Details) - Schedule of level 2 fair value measurements - Digital assets [Member]	6 Months Ended	12 Months Ended
	Sep. 30, 2022	Mar. 31, 2022
Financial Risk Management (Details) - Schedule of level 2 fair value measurements [Line Items]
Valuation techniques and key inputs	The digital assets are quoted in unit of different cryptocurrencies. Price of the digital assets at level 2 fair value is referenced to quoted price of relevant cryptocurrencies.
Significant observable input	Quoted price of different cryptocurrencies	Quoted price of BTC
Effect on fair value for increase of inputs	Increase proportionately